S-K 1602(c) Dilution	Oct. 24, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.76
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.89
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.29
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.24
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 162,234,576
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	23,998,333
No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.69
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 215,584,576
Number of Shares Used Adjustment (in Shares) | shares	29,498,333
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.11
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 108,884,576
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	18,498,333
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.73
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 55,534,576
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	12,998,333
No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.71
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 2,184,576
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	7,498,333
No Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.76
No Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
No Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.89
No Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
No Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.29
No Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
No Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
No Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.89
No Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
No Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.29
No Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 222,420,000
No Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	222,420,000
No Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	222,420,000
No Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	222,420,000
No Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	222,420,000
No Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
No Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
No Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
No Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
No Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
No Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(242,600)
No Over- Allotment [Member] | Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(242,600)
No Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(242,600)
No Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(242,600)
No Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(242,600)
No Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,950,000)
No Over- Allotment [Member] | Deferred Underwriting Fees [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,600,000)
No Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,300,000)
No Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(1,650,000)
No Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(55,000,000)
No Over- Allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(110,000,000)
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(165,000,000)
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (220,000,000)
No Over- Allotment [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,100,000)
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,100,000)
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,100,000)
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,100,000)
No Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(1,100,000)
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	22,000,000
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	22,000,000
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	22,000,000
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	22,000,000
No Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	22,000,000
No Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(5,500,000)
No Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
No Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(11,000,000)
No Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(16,500,000)
No Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(22,000,000)
No Over- Allotment [Member] | Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	165,000
No Over- Allotment [Member] | Representative Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	165,000
No Over- Allotment [Member] | Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	165,000
No Over- Allotment [Member] | Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	165,000
No Over- Allotment [Member] | Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	165,000
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.24
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 186,484,676
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	27,598,083
Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.69
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 247,837,176
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	33,923,083
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.12
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 125,132,176
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	21,273,083
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.73
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 63,779,676
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	14,948,083
Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.72
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value Adjusted	$ 2,427,176
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,433,333
Number of Shares Used Adjustment (in Shares) | shares	8,623,083
Full Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.76
Full Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Full Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.88
Full Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Full Over- Allotment [Member] | Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.28
Full Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Full Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Full Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.88
Full Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Full Over- Allotment [Member] | Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.28
Full Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 255,420,000
Full Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	255,420,000
Full Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	255,420,000
Full Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	255,420,000
Full Over- Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	255,420,000
Full Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
Full Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
Full Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
Full Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
Full Over- Allotment [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	32,317
Full Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,692,500)
Full Over- Allotment [Member] | Deferred Underwriting Fees [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,590,000)
Full Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,795,000)
Full Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(1,897,500)
Full Over- Allotment [Member] | Deferred Underwriting Fees [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(63,250,000)
Full Over- Allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(126,500,000)
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(189,750,000)
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (253,000,000)
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,300,000
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,300,000
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,300,000
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,300,000
Full Over- Allotment [Member] | Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	25,300,000
Full Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(6,325,000)
Full Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(12,650,000)
Full Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(18,975,000)
Full Over- Allotment [Member] | Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(25,300,000)
Full Over- Allotment [Member] | Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	189,750
Full Over- Allotment [Member] | Representative Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	189,750
Full Over- Allotment [Member] | Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	189,750
Full Over- Allotment [Member] | Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	189,750
Full Over- Allotment [Member] | Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	189,750